Regulatory and Agency Capital Requirements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Regulatory and Agency Capital Requirements
Regulatory and Agency Capital Requirements

Note 20—Regulatory and Agency Capital Requirements

        The Company, through PLS, is required to maintain specified levels of equity to remain a seller/servicer in good standing with the Agencies. Such equity requirements generally are tied to the size of the Company's loan servicing portfolio or loan origination volume.

        The Agencies' capital requirements, the calculations of which are specified by each Agency, are summarized below:

	June 30, 2013		December 31, 2012
Requirement—company subject to requirement	Net worth(1)	Required	Net worth(1)	Required
	(in thousands)
Fannie Mae—PLS	$251,858	$48,519	$172,843	$35,947
Freddie Mac—PLS	$252,284	$43,520	$173,273	$27,119
Ginnie Mae:
Issuer—PLS	$238,515	$41,615	$152,782	$23,886
Issuer's parent—PennyMac	$523,274	$45,777	$227,560	$26,275
HUD—PLS	$238,515	$1,000	$152,782	$1,000
(1)
Calculated in compliance with the respective Agency's requirements.

        PennyMac is required to maintain specified levels of its members' equity to remain a seller/servicer in good standing with the Agencies. Such equity requirements generally are tied to the size of PennyMac's servicing portfolio or loan origination volume. Noncompliance with the respective agencies' capital requirements can result in the respective Agency taking various remedial actions up to and including removing PennyMac's ability to sell loans to and service loans on behalf of the respective Agency. Management believes that PennyMac had Agency capital in excess of the respective Agencies' requirements at June 30, 2013.

Note 23—Regulatory and Agency Capital Requirements

        The Company, through PLS, is required to maintain specified levels of equity to remain a seller/servicer in good standing by the Agencies. Such equity requirements generally are tied to the size of the Company's loan servicing portfolio or loan origination volume.

        The Agencies' capital requirements, the calculations of which are specified by each Agency, are summarized below:

	December 31,
	2012		2011
Instrument	Net Worth(1)	Required	Net Worth(1)	Required
	(in thousands)
Fannie Mae—PLS	$172,843	$35,947	$67,796	$7,122
Freddie Mac—PLS	$173,273	$27,119	$68,107	$2,000
Government National Mortgage Association:
Issuer—PLS	$152,782	$23,886	$50,626	$2,490
Issuer's parent—PennyMac	$227,560	$26,275	$91,677	$2,739
HUD—PLS	$152,782	$1,000	$50,626	$1,000
(1)
Calculated in compliance with the respective Agency's requirements.

        Management believes that the Company had Agency capital in excess of these requirements at December 31, 2012. The Company is required to maintain specified levels of members' equity to remain a seller/servicer in good standing by the Agencies. Such equity requirements generally are tied to the size of the Company's servicing portfolio or loan origination volume.

        Noncompliance with the respective agencies' capital requirements can result in the respective Agency taking various remedial actions up to and including removing the Company's ability to sell loans to and service loans on behalf of the respective Agency.